Note 23 - Subsequent Events (Details) (USD $)	0 Months Ended
	Mar. 31, 2015	Jan. 02, 2015
Note 23 - Subsequent Events (Details) [Line Items]
Charter Term	7 years
Atlantis Ventures Ltd. [Member] | Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 2,250,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Subsequent Event [Member] | Minimum [Member] | M/T Stenaweco Energy And M/T Stenaweco Evolution [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Charter Option Term	3 years
Subsequent Event [Member] | Maximum [Member] | M/T Stenaweco Energy And M/T Stenaweco Evolution [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Charter Option Term	7 years
Subsequent Event [Member] | M/T Stenaweco Energy And M/T Stenaweco Evolution [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Proceeds from Sale and Leaseback Agreement	57,000,000
Subsequent Event [Member] | M/T Stenaweco Energy [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Bareboat Hire Per Day	8,586
Subsequent Event [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Vessel Acquisition Purchase Price	25,850,000
M/T Stenaweco Energy And M/T Stenaweco Evolution [Member]
Note 23 - Subsequent Events (Details) [Line Items]
Charter Rate Per Day	8,625